SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effects of the retrospective adoption on individual financial statement line items

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Balance Sheets are summarized below.

	December 31, 2011			December 31, 2010
	As Previously	Effect of		As Previously	Effect of
(in thousands)	Reported	Change	As Adjusted	Reported	Change	As Adjusted
Deferred policy acquisition costs, net	92,441	(40,336)	52,105	74,435	(34,193)	40,242
Income taxes - deferred	51,985	(14,118)	37,867	33,930	(11,968)	21,962
Retained earnings	834,111	(26,218)	807,893	834,375	(22,225)	812,150

The effects of the retrospective adoption on individual financial statement line items in our Consolidated Statements of Earnings and Comprehensive Earnings are summarized below.

	For the Year Ended December 31, 2011
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	177,725	6,143	183,868
Earnings before income taxes	189,729	(6,143)	183,586
Income tax expense - Deferred	9,614	(2,150)	7,464
Net earnings	130,591	(3,993)	126,598
Earnings per share:
Basic	6.20	(0.19)	6.01
Diluted	6.09	(0.18)	5.91

	For the Year Ended December 31, 2010
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	158,071	(1,177)	156,894
Earnings before income taxes	178,490	1,177	179,667
Income tax expense - Deferred	(375)	412	37
Net earnings	127,432	765	128,197
Earnings per share:
Basic	6.06	0.04	6.10
Diluted	6.00	0.04	6.04

	For the Year Ended December 31, 2009
	As Previously	Effect of
(in thousands, except per share data)	Reported	Change	As Adjusted
Policy acquisition costs	162,020	2,175	164,195
Earnings before income taxes	132,437	(2,175)	130,262
Income tax expense - Deferred	14,905	(761)	14,144
Net earnings	93,845	(1,414)	92,431
Earnings per share:
Basic	4.35	(0.06)	4.29
Diluted	4.32	(0.07)	4.25

Schedule of summarized financial information of Maui Jim

(in millions)	2011	2010
Total assets	$163.0	$160.5
Total liabilities	62.4	75.4
Total equity	100.6	85.1

Schedule of reconciliation of numerator and denominator of the basic and diluted earnings per share computations

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$126,598	21,078	$6.01
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$126,598	21,434	$5.91
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$128,197	21,020	$6.10
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$128,197	21,241	$6.04
For the year ended December 31, 2009
Basic EPS
Income available to common shareholders	$92,431	21,562	$4.29
Stock options	—	169
Diluted EPS
Income available to common shareholders and assumed conversions	$92,431	21,731	$4.25